VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MULTIPLE SPONSORED RETIREMENT OPTIONS

A GROUP OR INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

(THE “CONTRACT”)

issued to

Plans Established by Eligible Organizations Under Tax Code Sections 401(a),
401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b)
and Roth 457(b) Plans (other than Teachers Retirement System of Texas)

SUMMARY PROSPECTUS FOR NEW INVESTORS

May 1, 2026

____________________________________________________________________________

This summary Prospectus summarizes key features of the Contract.

Before you participate in the Contract through your retirement plan, you should also review the Prospectus for the Contract (the “full prospectus for the Contract”). It contains more information about the Contract’s features, benefits and risks. You can find this document and other information about the contract online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=pros&cid=voyavpx&fid=NRVA00979. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, negative Market Value Adjustments, taxes, and tax penalties. If you remove Account Value from the Guaranteed Accumulation Account (“GAA”), a Fixed Interest Option, before the end of a Guaranteed Term, you may be subject to a Market Value Adjustment (“MVA”) that could result in a loss of up to 100% of your Account Value in the GAA.

Our obligations under the Contract are subject to our financial strength and claims-paying ability.

____________________________________________________________________________

An Investor may cancel the Contract within 10 days of receiving it without paying fees or penalties, although we will apply the Market Value Adjustment to Account Value in the GAA.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Account Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Additional information about certain investment products, including variable annuities and fixed interest options with market value adjustments, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

___________________________________________________________________________

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary Prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary Prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this summary Prospectus.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Accumulation Phase: The period of time between the date the Contract became effective and the date you start receiving Income Phase payments under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit: A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value: The value of an Accumulation Unit for a Subaccount of Variable Annuity Account C. Each Subaccount of Variable Annuity Account C has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Beneficiary (or Beneficiaries): The person designated to receive the death benefit payable under the Contract.

Contract: The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, the Fixed Account, the Fixed Plus Account (under some Contracts this Fixed Interest Option may be referred to as the Fixed Plus Account II) and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Income Phase: The period during which you receive payments from your Contract.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

MVA: A Market Value Adjustment applicable to amounts removed from the Guaranteed Accumulation Account (GAA) prior to the end of a Guaranteed Term.

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Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary Prospectus.

Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an, employer-sponsored retirement plan (i.e., a 403(b) plan), the Vested amount may include employer matching contributions.

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OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this summary Prospectus, the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire summary Prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. It also sets forth information you should know before making the decision to participate in the Contract through your retirement plan.

Certain features and benefits may vary depending on the state in which your Contract is issued, and any such material state variations are disclosed in the discussion of the features and benefits in the Prospectus. Additionally, variations in contract benefits or features described in this Prospectus may be imposed without our knowledge by some financial institutions or broker-dealers through which the Contract was sold. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of the Prospectus. If you have any questions about any limitations, restrictions, or other variations related to the Portfolios, contract benefits or other contract features available to you, please reach out to your financial institution or broker-dealer.

Purpose

The Contract described in this summary Prospectus is a group or individual deferred fixed and variable annuity contract. It is intended to be used as a funding vehicle for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under Tax Code Sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b) and Roth 457(b) plans.

The Contract is designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment. When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

Accumulation Phase: During the Accumulation Phase, you direct us to invest your Purchase Payments or Account Value among the follow investment options:

•	Variable Investment Options; and/or
•	Fixed Interest Options.

The Variable Investment Options. The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds.

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

The Fixed Interest Options: The following Fixed Interest Options may be available through the Contract:

•	The Guaranteed Accumulation Account;
•	The Fixed Account;
•	The Fixed Plus Account; and
•	The Fixed Plus Account II A.
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Not all Fixed Interest Options may be available for current or future investment. The Guaranteed Accumulation Account is no longer offered for sale to new plans.

Additional information about the Variable Investment Options and Fixed Interest Options is provided in an appendix to this document. See “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”

Income Phase: During the Income Phase, you start receiving annuity, or Income Phase, payments from your Contract. The Contract offers several Income Phase payment options. However, you will be unable to make withdrawals, and any death benefits and living benefits will terminate. In general, you may:

•	Receive Income Phase payments over a lifetime or for a specified period;
•	Receive Income Phase payments monthly, quarterly, semi-annually or annually;
•	Select an Income Phase option that provides a death benefit to Beneficiaries; or
•	Select fixed Income Phase payments or payments that vary based on the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “INCOME PHASE” in the full prospectus for the contract.

Contract Features

Death Benefit. A Beneficiary may receive a death benefit in the event of your death during both the Accumulation and Income Phases (described above). If made available under your Contract, you can elect the Return of Purchase Payment Death Benefit or the Adjusted Purchase Payment Guaranteed Death Benefit. The availability of a death benefit during the Income Phase depends upon the Income Phase (i.e., annuity) payment option selected. See “DEATH BENEFIT - Death Benefit During the Income Phase” in the full prospectus for the Contract.

Asset Rebalancing Program. Our asset rebalancing program may be available in connection with certain Contracts. Asset rebalancing allows you to reallocate your Account Value in the investments and percentages you identify. There is no additional charge for this program. See ‘THE CONTRACT - Contract Purchase and Limitations - The Asset Rebalancing Program” in the full prospectus for the Contract.

Loans. If allowed by the Contract and the plan and subject to the terms and conditions imposed by the plan and the plan’s loan agreement, you may initiate a loan during the Accumulation Phase from your Account Value allocated to certain Subaccounts and Fixed Interest Options. There are charges associated with loans. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your Plan Sponsor. See “Loans” in the full prospectus for the Contract.

Systematic Distribution Options. These allow you to receive regular payments from your account, while retaining the account in the Accumulation Phase. See “SYSTEMATIC DISTRIBUTION OPTIONS” in the full prospectus for the Contract.

Withdrawals. During the Accumulation Phase, you may, under some plans, withdraw all or part of your Account Value. Amounts withdrawn may be subject to a Market Value Adjustment (for amounts in the GAA), an early withdrawal charge, other deductions, tax withholding, taxation and tax penalties, as well as significant reductions to your Account Value and the Death Benefit, perhaps by more than the amount withdrawn. See “WITHDRAWALS” in the full prospectus for the Contract.

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations” in the full prospectus for the Contract.

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Contract Adjustments

You could lose a significant amount of money due to a Market Value Adjustment if you remove Account Value from the Guaranteed Accumulation Account (“GAA”), a Fixed Interest Option, before the end of a Guaranteed Term. A negative MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract, and will be either: (1) the date the individual account was established; (2) the date the Contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we will apply Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to [$100,000] of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE – Transaction Expenses,” “FEE TABLE – Adjustments,” “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge,” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustments in the full prospectus for the Contract.

Are There Transaction Charges?

Yes.

•   In addition to the early withdrawal charge and Market Value Adjustments, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan.

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLE – Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS” in the full prospectus for the Contract.

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FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid.
Annual Fee	Minimum	Maximum
Base Contract Expenses	1.25%[1,2]	1.79%[1,2]
Portfolio Company fees and expenses	0.27%[3]	3.38%[3]
Are There Ongoing Fees and Expenses?

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

All Other Contracts	All Other Contracts
Lowest Annual Cost Estimate: $262	Highest Annual Cost Estimate: $3,939

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   No loans;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No loans;

•   Fees and expenses for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See the “ADDITIONAL INFORMATION ABOUT FEES – Periodic Fees and Expenses” sections of this summary Prospectus and “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges” in the full prospectus for the Contract.

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.50%), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; (2) an administrative expense charge of up to 0.25%; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.001650717%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges – Mortality and Expense Risk Charge” in the full prospectus for the Contract.
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

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RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.
Is This a Short-Term Investment

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment. At the end of the Guaranteed Term we will reallocate your Account Value in the GAA according to your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•   To a guaranteed term of the same duration, if available;

•   To a guaranteed term with the next shortest duration, if available; or

•   To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

What Are the Risks Associated with the Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., portfolio companies). Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “THE INVESTMENT OPTIONS – The Fixed Interest Options.” in the full prospectus for the Contract and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” to this summary Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account” in the full prospectus for the Contract.

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RESTRICTIONS
Are There Limits on the Investment Options?

Yes.

•    Your plan may limit the number of investment options you may select at any one time. Please refer to your plan documents for more information;

•    Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you;

•    Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options;

•    Not all Fixed Interest Options may be available for current or future investment;

•    There are certain restrictions on transfers from the Fixed Interest Options;

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account,” “THE CONTRACT – Limits on Frequent or Disruptive Transfers” and “OTHER TOPICS – Financial Intermediary Variations” in the full prospectus for the Contract.

Are There any Restrictions on Contract Benefits?

Yes.

•    We may discontinue or restrict the availability of an optional benefit;

•    Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you;

•    Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits;

•    Account Values invested in certain investment options may not be available for rebalancing under the Asset Rebalancing Program. Subaccount reallocations or changes outside of the Asset Rebalancing Program may affect the program;

•    If not required under your plan, we may discontinue the availability of one or all of the Systematic Distribution Options at any time and/or change the terms of future elections; and

•    Withdrawals may reduce the amount of a death benefit based on Purchase Payments by more than the amount withdrawn.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options,” “LOANS – Availability” and “OTHER TOPICS – Financial Intermediary Variations.”

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TAXES
What Are the Contract’s Tax Implications?

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•    Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full prospectus for the Contract.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

•    We pay compensation to broker/dealers whose registered representatives sell the Contract.

•    Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•    Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution” in the full prospectus for the Contract.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract. Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of the full prospectus for the Contract. If you have any questions about any limitations, restrictions, or other variations related to the contract benefits available to you, please reach out to your financial institution or broker-dealer.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Death benefit is your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account.	Standard*	No additional fee for this benefit	This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits. (See “Account Value Death Benefit”).
Return of Purchase Payment Death Benefit

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account minus withdrawals made from your account and any outstanding loan amount.

		Standard*	No additional fee for this benefit.

If Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Adjusted Purchase Payment Guaranteed Death Benefit

The death benefit is the greater of (a) or (b), where:

(a)   Is the adjusted Purchase Payment total, which is the sum of all net Purchase Payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; and

(b)   Is the current Account Value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

		Standard*	No additional fee for this benefit.

If the death benefit in (a) is less than the amount in (b), and the Beneficiary requests an immediate payment or begins Income Phase payments, the amount paid will be the current Account Value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Standard	No additional fee for this benefit.	Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Loans	Allows you to borrow against your Account Value.	Standard	Loan Interest Rate Spread (per annum): 3.00%; or Loan Initiation Fee: $125 per loan; and Annual Loan Administration Fee: $50 per loan.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

*	One of these death benefits is available under a plan. Participants should refer to their plan documents for available benefits.
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BUYING THE CONTRACT

Purchasing the Contract

To purchase the Contract:

•	The Contract Holder submits the required forms and application to the Company; and
•	We approve the forms and issue a Contract to the Contract Holder.

Participating in the Contract

To participate in the Contract:

•	We provide you with enrollment materials for completion and return to us, which may be completed electronically where available (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the Contract Holder); and
•	If your enrollment materials are complete and in Good Order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Methods of Purchase Payment

The Contract may allow one or more of the following Purchase Payment methods:

•	Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous plan; and/or
•	Installment payments: More than one payment made over time to your account.

The plan and the Contract may have certain rules or restrictions that apply to the use of these two methods. For example, we may require that installment payments meet certain minimums. For information about these rules or restrictions, please refer to your certificate/enrollments materials or the Contract (held by the Contract Holder).

Allocation of Purchase Payments

The Contract Holder or you, if the Contract Holder permits, directs us to allocate initial Purchase Payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or transfers of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” in the full prospectus for the Contract.

Transfer Credits

The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract. See “THE CONTRACT – Contract Provisions and Limitations – Transfer Credits” in the full prospectus for the Contract.

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations” in the full prospectus for the Contract.

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When Initial and Subsequent Purchase Payments Are Credited

Initial Purchase Payment. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying Purchase Payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold Purchase Payments for longer periods with the permission of the Contract Holder. If we agree to do this, the Purchase Payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any Purchase Payments.

Subsequent Purchase Payments. If all or a portion of initial Purchase Payments are directed to the Subaccounts, they will purchase Subaccount Accumulation Units at the Accumulation Unit Value next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION” in the full prospectus for the Contract. Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time) will purchase Subaccount Accumulation Units at the Accumulation Unit Value computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the Accumulation Unit Value computed as of the close of the NYSE on the next business day.

MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT

Withdrawals

Subject to limitations on withdrawals from the Fixed Interest Options and other restrictions (see “Withdrawal Restrictions” in this section), the Contract Holder, or you if permitted by the plan, may withdraw all or a portion of your Account Value at any time during the Accumulation Phase.

Steps for Making a Withdrawal

The Contract Holder, or you if permitted by the plan, must:

•	Select the Withdrawal Amount:
•	Full Withdrawal: You will receive, reduced by any required tax, your Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account and/or the Fixed Plus Account II A; or
•	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the Subaccounts, the Guaranteed Accumulation Account or the Fixed Account and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amounts available from the Fixed Plus Account and Fixed Plus Account II A may be limited.
•	Select Investment Options. Subject to any applicable withdrawal order requirements for Contracts that have Fixed Plus Account II A as an investment option, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an Account Value unless otherwise specified by you; and
•	Properly complete a disbursement form and submit it to Customer Service.
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For amounts you withdraw from Account Value allocated to the Subaccounts, we will redeem the number of Accumulation Units needed to fund the withdrawal and reduce your Account Value accordingly. For amounts you withdraw from a Fixed Interest Option, we will reduce the value of the Fixed Interest Option by the dollar amount of that portion of the withdrawal (and with respect to the Guaranteed Accumulation Account, will reflect any positive or negative market value adjustment) and will reduce your Account Value accordingly. A reduction to your Account Value due to a withdrawal results in a lesser amount available to be annuitized and a lesser death benefit (if your death benefit amount is based on your Account Value). For a description of limitations on withdrawals from the Fixed Plus Account and Fixed Plus Account II A, please see “THE INVESTMENT OPTIONS – The Fixed Interest Options.” in the full prospectus for the Contract.

Calculation of Your Withdrawal

We determine your Account Value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your Account Value either:

•	As of the next valuation after Customer Service receives a request for withdrawal in Good Order; or
•	On such later date as specified on the disbursement form.

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in Good Order.

Withdrawal Restrictions

Many plans may have limits on withdrawals that may be made from the plan. Some examples of these limits are listed below:

•	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) Contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
•	Salary reduction contributions made after December 31, 1988; and
•	Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship;
•	403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain Contracts. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans” in the full prospectus for the Contract;
•	401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;
•	The Contract generally requires that the Plan Sponsor or its delegate certify that you are eligible for the distribution;
•	If you are married and covered by an ERISA plan, the Contract Holder must provide certification that Retirement Equity Act requirements have been met;
•	Participants in the Ball State University Alternate Pension Plan – The portion of your Account Value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The Contract Holder may withdraw the employer Account Value, and you may exchange or transfer employer Account Values as permitted by the plan, the Tax Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer Account Value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer Account Value; and

The Tax Code and/or your plan may impose other limitations on withdrawals. See “FEDERAL Tax Considerations – Distributions – Eligibility” in the full prospectus for the Contract.

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Waivers of Early Withdrawal Charge and Fixed Plus Account II Full and Partial Withdrawal Provisions

Although the Tax Code permits distributions upon a participant’s severance from employment, the Contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

Systematic Distribution Options

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply. If you elect a systematic distribution option, if amounts are taken from the GAA before the end of a Guaranteed Term, it may have an adverse impact on your Account Value. If you intend to make ongoing withdrawals, you should consult with your investment professional to discuss whether the Contract is appropriate for you.

Systematic Distribution Options Currently Available

These options may be exercised at any time during the Accumulation Phase of the Contract. To exercise one of these options, the Account Value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call Customer Service at 1-800-584-6001.

Systematic distribution options currently available under the Contract include the following:

•	Systematic Withdrawal Option (“SWO”) - SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining Accumulation Phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and
•	Estate Conservation Option (“ECO”)/Recurring RMD Payment (“RRP”) - This option also allows you to maintain the account in the Accumulation Phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under this option, the Company calculates the minimum distribution amount required by law (generally at the applicable age) or retirement, if later) and pays you that amount once a year. For certain Contracts issued in the State of New York, no market value adjustment is imposed on ECCCO/RRP withdrawals from the Guaranteed Accumulation Account. See “FEDERAL Tax Considerations” in the full prospectus for the Contract for more information regarding your applicable age.

Other Systematic Distribution Options

Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting Customer Service.

Availability of Systematic Distribution Options

If not required under the plan, the Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

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Electing a Systematic Distribution Option

The Contract Holder, or you if permitted by the plan, may elect a systematic distribution option. The Plan Sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option

Once you elect a systematic distribution option, you may revoke it at any time by submitting a written request to Customer Service. Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences

Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations” in the full prospectus for the Contract.

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ADDITIONAL INFORMATION ABOUT FEES

The following tables describe the fees, expenses and adjustments that you will pay when buying, owning and surrendering or making withdrawals from an Investment Option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you may pay at the time you buy the Contract, surrender or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[1] (as a percentage of amount withdrawn, if applicable)	5.00%
Maximum Loan Fees
Loan Initiation Fee[2]	$125.00
Premium Tax[3]	0.00% to 4.00%

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from the Guaranteed Accumulation Account or from the Contract before the expiration of a specified period.

Adjustments

Guaranteed Accumulation Account Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account Value withdrawn from the Guaranteed Accumulation Account)[4]	100%

[1]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES, Fees AND ADJUSTMENTS” section of the full prospectus for the Contract. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. This charge may be waived, reduced or eliminated in certain circumstances. See “CHARGES, Fees AND ADJUSTMENTS” in the full prospectus for the Contract.
[2]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to a loan initiation fee. If assessed, the loan initiation fee will apply to each outstanding loan taken and will be deducted from the Account Value. We reserve the right to change the fee charged for loan initiation, but not to exceed $125. See the “Loans ‒ Things to Consider Before Initiating a Loan” section of the full prospectus for the Contract.
[3]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES, Fees AND ADJUSTMENTS ‒ Premium and Other Taxes” in the full prospectus for the Contract.
[4]	A Market Value Adjustment will apply to withdrawals or transfers from the Guaranteed Accumulation Account. Withdrawals due to the election of a lifetime income option and Withdrawals due to the death of the participant (if paid within the first six months following death) will be subject to an aggregate MVA only if it is positive. All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative. For more information, see “CHARGES, FEES AND ADJUSTMENTS – Contract Adjustments.”
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The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Annual Maintenance Fee[5]	$30.00
Base Contract Expenses[5,6] (as a percentage of average Account Value)	1.75%
Maximum Loan Fees
Loan Interest Rate Spread (per annum)[7]	3.00%
Annual Loan Administration Fee[8]	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the Contract, including their annual expenses, may be found in an appendix to this summary Prospectus. See “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025)	0.27%	3.38%
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025) after any waivers or expense reimbursements[9]	0.27%	3.19%

[5]	These fees may be waived, reduced or eliminated in certain circumstances. See “CHARGES, Fees AND ADJUSTMENTS” in the full prospectus for the Contract.
[6]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits. The Base Contract Expenses also reflect an administration expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges – Mortality and Expense Risk Charge” in the full prospectus for the Contract.
[7]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “Loans ‒ Things to Consider Before Initiating a Loan in the full prospectus for the Contract.”
[8]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan” in the full prospectus for the Contract.
[9]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.
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Examples

These examples are intended to help you compare the cost of investing in the Variable Investment Options with the cost of investing in other variable annuity contracts that offer Variable Investment Options. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses.

The Example assumes all Account Value is allocated to the Variable Investment Options. Your costs could differ from those below if you invest in the Fixed Income Options, including the GAA. The examples do not reflect the Market Value Adjustment you may incur if you remove Contract Value from the GAA prior to the end of a Guarantee Period.

The following example assumes that you invest $100,000 in the Variable Investment Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$10,112	$20,345	$30,541	$50,980
Example B: If you do not withdraw your entire Account Value or if you select an income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$5,128	$15,365	$25,574	$50,980

*	This example will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. (Refer to Example A.)
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APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options. Additionally, some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of the full prospectus for the Contract. If you have any questions about any limitations, restrictions, or other variations related to the investment options available to you, please reach out to your financial institution or broker-dealer.

Variable Options

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?doctype=isp&dtype=pros&cid=voyavpx&fid=NRVA00979, by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)** Investment Adviser: Fred Alger Management, LLC	1.10%*	15.89%	11.33%	14.80%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Institutional Class)**,*** Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, Inc.	0.94%*	8.53%	3.93%	9.47%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective September 12, 2025, the Allspring Small Company Growth Fund Administrator Class shares converted into Institutional Class shares.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)*** Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments LLC	1.24%	-3.10%	6.14%	7.98%
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)*** Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.11%*	11.75%	13.50%	9.79%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)*** Investment Adviser: Saturna Capital Corporation	0.86%**	15.75%**	15.42%**	14.46%**
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)*** Investment Adviser: Saturna Capital Corporation	1.01%**	12.88%**	10.31%**	9.62%**
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Value Fund (Class A)***,****,***** Investment Adviser: American Century Investment Management, Inc.	0.90%	14.62%	8.54%	10.17%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)*** Investment Adviser: American Century Investment Management, Inc.	0.54%	6.67%	0.84%	2.70%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
****	The American Century Investments® Disciplined Value Fund is only available to plans offering the Fund prior to May 1, 2002.
*****	Effective March 10, 2026, the American Century Investments® Disciplined Core Value Fund (Class A) will be renamed the American Century Investments® Disciplined Value Fund (Class A).

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.	American Funds® – Capital Income Builder (Class R4)* Investment Adviser: Capital Research and Management CompanySM	0.61%	20.34%	9.06%	7.80%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R3)*,** Investment Adviser: Capital Research and Management CompanySM	1.12%	28.35%	3.91%	7.75%
Seeks to provide long-term growth of capital.	American Funds® – EUPAC Fund® (Class R4)*,*** Investment Adviser: Capital Research and Management CompanySM	0.82%	28.71%	4.22%	8.08%
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors® (Class R4)* Investment Adviser: Capital Research and Management CompanySM	0.62%	24.24%	14.42%	14.04%

*	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
**	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R3) changed its name to the American Funds® EUPAC Fund® (Class R3).
***	Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R4) changed its name to the American Funds® EUPAC Fund® (Class R4).
ISP.288655A-26	25

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.75%	21.20%	8.99%	12.65%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	1.00%	14.04%	1.42%	8.86%
Seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds® – The Bond Fund of America® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.58%*	7.16%	-0.36%	2.21%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
ISP.288655A-26	26

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.63%	19.88%	11.76%	15.11%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.75%*	16.90%	13.60%	12.08%
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)** Investment Adviser: Ariel Investments, LLC	1.01%	14.15%	9.36%	9.51%
Seeks maximum long-term capital growth.	Artisan International Fund (Investor Shares)** Investment Adviser: Artisan Partners Limited Partnership	1.19%	36.03%	8.56%	8.26%
Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.	Ave Maria Rising Dividend Fund** Investment Adviser: Schwartz Investment Counsel, Inc.	0.90%	-0.39%	8.90%	10.31%
Capital appreciation through long-term investments primarily in securities of small-sized growth companies.	Baron Growth Fund (Retail Shares) Investment Adviser: BAMCO	1.39%%	-14.41%	-0.94%	8.78%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Investor A)** Investment Adviser: BlackRock Advisors, LLC	1.09%	15.98%	5.58%	9.54%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)** Investment Adviser: BlackRock Advisors, LLC	1.00%*	13.43%	10.91%	10.75%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
ISP.288655A-26	27

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)** Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	4.00%	5.40%	6.36%
Seeks long-term capital appreciation.	Columbia Acorn® Fund (Class S) Investment Adviser: Columbia Wanger Asset Management, LLC	0.82%*	4.80%	1.07%	8.54%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Intrinsic Value Fund - Institutional Class Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	19.91%	12.42%	11.44%
Seek total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio (Institutional Shares)*** Investment Adviser: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
ISP.288655A-26	28

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A) Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	13.62%	11.06%	10.19%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund*** Investment Adviser: Columbia Wanger Asset Management, LLC.	1.08%*	12.76%	-1.00%	4.31%
Seeks capital appreciation.	Fidelity Advisor® International Small Cap Opportunities Fund (Class A)**** Investment Adviser: Fidelity Management & Research Company LLC	1.26%(1)	-2.12%(1)	2.51%(1)	6.22%(1)

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
***	Effective at the opening of business on June 2, 2025, the Wanger International Fund changed its name to the Columbia Variable Portfolio – Acorn International Fund.
****	Effective May 1, 2026, the Fund has been added to the Variable Investment Options Available Under the Contract in the Appendix.
[1]	This information is being provided based on the fund’s most recent prospectus filing.
ISP.288655A-26	29

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.55%	14.92%	13.70%	17.45%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.55%	11.75%	10.10%	10.59%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fidelity® VIP Mid Cap Portfolio is not available to all plans. Availability is subject to Company and/or Plan sponsor approval.
ISP.288655A-26	30

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class)** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.72%	20.39%	6.62%	7.93%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)*** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund *(Investor Class)**** Investment Adviser: Impax Asset Management LLC	0.93%	10.86%	5.38%	7.68%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)****,***** Investment Adviser: Invesco Advisers, Inc.	1.30%	21.27%	-1.65%	5.40%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund (Class A) **** Investment Adviser: Invesco Advisers, Inc.	1.04%	8.92%	8.99%	9.73%
Seeks capital appreciation.	Invesco Main Street Fund (Class A) Investment Adviser: Invesco Advisers, Inc.	0.79%	9.55%	12.44%	12.50%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Fidelity® VIP Overseas Portfolio is only available to plans offering the Fund prior to May 1, 2004.
***	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
****	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
*****	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
ISP.288655A-26	31

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series I)** Investment Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks capital appreciation.	Invesco V.I. Global Strategic Income Fund (Series I)** Investment Adviser: Invesco Advisers, Inc.	0.95%*	12.98%	1.65%	3.01%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Invesco V.I. Global Fund and the Invesco V.I. Global Strategic Income Fund are only available to a limited number of participants, who did not participate in the Fund substitution during April 2005.
ISP.288655A-26	32

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Institutional Shares)** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.62%	15.11%	8.48%	10.14%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares)**,*** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.72%	7.67%	7.62%	12.79%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Institutional Shares)** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.57%*	7.40%	-0.23%	2.32%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.82%	20.92%	12.51%	12.93%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares)**,*** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.82%	18.39%	14.11%	15.88%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Janus Henderson Balanced Portfolio, the Janus Henderson Flexible Bond Portfolio, the Janus Henderson Global Research Portfolio, and the Janus Henderson Research Portfolio are only available to a limited number of participants, who did not participate in the Fund substitution during April 2005.
***	The Janus Henderson Enterprise Portfolio is closed to new retirement plans. Existing retirement plans and individual Investors that purchase through non-retirement plan products can still invest new money into the Fund.
ISP.288655A-26	33

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)*** Investment Adviser: Lazard Asset Management LLC	1.10%*	33.12%	7.95%	6.82%
Seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.	LKCM Aquinas Catholic Equity Fund**** Investment Adviser: Luther King Capital Management Corporation	1.00%*,**	13.37%**	10.51%**	9.80%**
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Value Fund (Retail Class)**** Investment Adviser: Loomis, Sayles & Company, L.P.	1.15%*	5.18%	9.51%	8.73%
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Series Fund, Inc. – Growth and Income Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	0.93%	17.92%	13.34%	11.12%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This information is being provided based on the fund’s most recent prospectus filing.
***	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
****	The LKCM Aquinas Catholic Equity Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
ISP.288655A-26	34

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Short Duration Income Fund (Class R4)** Investment Adviser: Lord, Abbett & Co. LLC	0.63%	5.90%	2.39%	2.76%
Seeks to provide growth of capital.	Nomura Science and Technology Fund (Class Y)*** Investment Adviser: Delaware Management Company	1.17%*	33.80%	14.04%	17.59%
Seeks capital appreciation.	Nomura Small Cap Value Fund (Class A) Investment Adviser: Delaware Management Company	1.10%	1.49%	7.58%	8.15%
Seeks capital appreciation.	Massachusetts Investors Growth Stock Fund (Class A) Investment Adviser: Massachusetts Financial Services Company	0.71%	9.88%	10.08%	14.32%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective October 31, 2025, the name of the Macquarie Science and Technology Fund changed to the Nomura Science and Technology Fund.
ISP.288655A-26	35

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Quality Equity Fund (Trust Class)***,**** Investment Adviser: Neuberger Berman Investment Advisers LLC	1.04%	17.18%	13.68%	13.28%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)** Investment Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Aims to maximize total return over the course of a market cycle by following a value-based discipline that adjusts portfolio risk profiles over time.	TCW MetWest Total Return Bond Fund (Class M) Investment Adviser: TCW Metropolitan West Asset Management, LLC	0.65%	7.58%	-0.76%	1.86%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective July 28, 2025, the name of the Neuberger Berman Sustainable Equity Fund changed to the Neuberger Equity Fund.
****	The Neuberger Quality Equity Fund is closed to new retirement plans.
ISP.288655A-26	36

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Securitized Bond Fund (Class N) Investment Adviser: TCW Investment Management Company	0.70%*	8.71%	-0.97%	1.45%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)** Investment Adviser: Franklin Advisers, Inc.	1.02%*	12.40%	-2.02%	-0.45%
Seeks growth of capital.	The Hartford Capital Appreciation Fund (Class R4)**, *** Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.11%	10.33%	8.36%	10.94%
Seeks a high level of current income consistent with growth of capital.	The Hartford Dividend and Growth Fund (Class R4)**,*** Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.04%	16.73%	12.12%	11.96%
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4)**, *** Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.10%	29.80%	6.52%	7.71%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	The Funds are not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.

ISP.288655A-26	37

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard® Real Estate Index Fund (Admiral™ Shares) Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.13%	3.19%	4.64%	5.14%
Seeks high current income without undue risk to principal.	Victory Core Plus Intermediate Bond Fund (Class A Shares)** Investment Adviser: Victory Capital Management Inc.	0.88%	7.23%	0.60%	3.27%
Seeks long-term capital growth.	Victory Pioneer Global Equity Fund (Class A)***,1 Investment Adviser: Victory Capital Management Inc.	1.10%*	41.08%	15.40%	12.75%
Seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Victory Pioneer Equity Income Fund (Class A) Investment Adviser: Victory Capital Management Inc.	1.00%*	11.20%	8.89%	9.11%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
***	Effective May 1, 2026, the Fund has been added to the Variable Investment Options Available Under the Contract in the Appendix.
ISP.288655A-26	38

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Victory Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.97%*	8.16%	4.21%	5.49%
Seeks capital appreciation.	Victory Pioneer Mid Cap Value VCT Portfolio (Class I) Investment Adviser: Victory Capital Management Inc.	0.76%*	11.19%	11.16%	9.01%
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A Shares)** Investment Adviser: Victory Capital Management Inc.	1.14%	10.76%	3.34%	5.71%
The fund seeks long-term capital appreciation with a secondary investment objective of income.	Virtus Duff & Phelps Global Real Estate Securities Fund (Class A)** Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & Phelps Investment Management Co.	1.24%*	9.50%	3.78%	5.68%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section.

ISP.288655A-26	39

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders® 100 Fund (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%*	17.80%	13.58%	12.96%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
***	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section.
ISP.288655A-26	40

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	18.73%	10.25%	8.78%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class S2) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	18.47%	10.08%	8.63%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC*	0.81%*	24.31%	7.21%	10.97%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC*	1.06%*	24.14%	6.96%	10.70%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%*	14.23%	3.46%	6.38%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the name of the Voya Global Insights Portfolio will change to the Voya Global Insights Fund.
***	Effective on or about May 15, 2026, the Voya Global Perspectives® Portfolio (Class I) is liquidating and will be replaced by the Dimensional VA Global Moderate Allocation Portfolio (Institutional Class).
ISP.288655A-26	41

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%*	7.36%	0.23%	1.14%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%*	7.68%	0.51%	1.69%
Seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.	Voya Government Money Market Fund (Class A) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.35%*	4.07%	3.06%	1.93%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
ISP.288655A-26	42

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	18.21%	15.46%	14.62%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
ISP.288655A-26	43

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	8.41%	3.66%	5.55%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
ISP.288655A-26	44

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%*	15.09%	6.41%	8.15%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%*	16.85%	7.38%	8.98%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

ISP.288655A-26	45

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%*	18.58%	8.64%	9.87%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%*	19.84%	9.48%	10.40%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS The Variable Investment Options – Funds of Funds” for more information.

ISP.288655A-26	46

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.51%*	20.23%	9.69%	10.50%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.51%*	20.38%	9.76%	10.54%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

ISP.288655A-26	47

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%*	20.37%	9.81%	10.61%
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%*	20.57%	9.89%	N/A

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
ISP.288655A-26	48

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2070. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2070 Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%*	N/A	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%*	11.56%	3.61%	5.18%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.76%	37.60%	11.59%	7.83%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
***	Effective August 11, 2025, the Voya Index Solution 2070 Portfolio (Class S) has been added as a new fund to the prospectus.
***	Effective August 8, 2025, the Voya Index Solution 2025 Portfolio (Class S) merged into the Voya Index Solution Income Portfolio (Class S).**** This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
ISP.288655A-26	49

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)**, Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC and T. Rowe Price Associates, Inc.***	0.67%*	15.33%	12.23%	15.19%
Seeks long term growth of capital and current income.	Voya Large Cap Value Fund (Class A)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%*	12.66%	12.56%	10.85%
Seeks long term growth of capital and current income.	Voya Large Cap Value Fund (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	13.05%	12.94%	11.22%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio merged into the Voya Large Cap Growth Portfolio.
***	Effective October 27, 2025, T. Rowe Price Associates, Inc. was added as a subadviser for the Voya Large Cap Growth Portfolio.
****	Effective February 6, 2026, the Voya Large Cap Value Portfolio and VY T. Rowe Price Equity Income Portfolio merged into the Voya Large Cap Value Fund.
ISP.288655A-26	50

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)** Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%*	39.14%	9.76%	9.28%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

ISP.288655A-26	51

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	18.75%	14.72%	15.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	17.69%	11.42%	10.25%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%*	8.08%	5.98%	11.77%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is no longer available to new investments.
*^*	Effective on or about July 10, 2026, the Voya RussellTM Mid Cap Growth Index Portfolio will merge into the Voya RussellTM Mid Cap Index Portfolio.
ISP.288655A-26	52

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	10.08%	8.26%	10.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	12.51%	5.75%	9.29%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
ISP.288655A-26	53

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%*	14.30%	6.11%	7.94%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%*	16.05%	7.22%	8.68%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.

ISP.288655A-26	54

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%*	17.92%	8.34%	9.58%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	19.15%	9.07%	9.92%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	This Fund is currently available under your variable annuity contract. If this Fund was not added to your plan on September 1, 2021, it was automatically made available to your plan on or about November 12, 2021.
ISP.288655A-26	55

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%*	19.54%	9.28%	10.06%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	19.64%	9.34%	10.09%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	19.61%	9.30%	10.07%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
ISP.288655A-26	56

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	19.80%	9.38%	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2070 Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%*	N/A	N/A	N/A
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective August 11, 2025, the Voya Solution 2070 Portfolio (Class S) has been added as a new fund to the prospectus.

ISP.288655A-26	57

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund

ISP.288655A-26	58

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.91%*	8.12%	2.70%	4.52%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)**,*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%*	10.94%	3.33%	5.15%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	6.70%	-0.75%	1.64%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	17.53%	14.10%	14.51%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class S) merged into the Voya Solution Income Portfolio (Class S).
ISP.288655A-26	59

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%*	4.99%	8.19%	9.00%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%*	-10.94%	-0.34%	9.17%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.91%*	6.82%	4.03%	3.99%
Seeks total return including capital appreciation and current income.	VY® Columbia Real Estate Portfolio (Class S)*** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.00%*	0.03%	5.67%	4.80%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%*	17.08%	13.87%	14.01%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.
***	Effective January 21, 2026, the VY® CBRE Real Estate Portfolio changed its name to VY® Columbia Real Estate Portfolio and the subadviser changed from CBRE Investment Management Listed Real Assets, LLC to the Columbia Management Investment Advisers, LLC
ISP.288655A-26	60

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	VY® Columbia Small Cap Value and Inflection Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%*	8.04%	9.60%	8.92%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.97%*	17.02%	14.95%	11.75%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%*	12.53%	8.55%	8.59%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.90%	15.35%	12.82%	10.72%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%*	38.77%	0.04%	9.00%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the VY® Columbia Small Cap Value II Portfolio changed its name to the VY® Columbia Small Cap Value and Inflection Portfolio.
ISP.288655A-26	61

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%*	4.37%	9.26%	8.48%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.14%	3.65%	4.63%	8.77%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.65%	12.32%	9.49%	11.32%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.
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Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Note: If amounts are withdrawn from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Account Value.

For more information about the Fixed Interest Options and the Market Value Adjustment, see “THE INVESTMENT OPTIONS – Fixed Interest Options” and “CHARGES, FEES AND ADJUSTMENTS- Market Value Adjustment” in the full prospectus for the Contract.

Name	Term*	Minimum Guaranteed Interest Rate**
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account	N/A	1.00%
The Fixed Plus Account	N/A	3.00%
The Fixed Plus Account II A	N/A	1.00%

*	The terms available under your plan may vary.
**	The guaranteed minimum interest rate for your Contract is stated in your Contract, and will not be less than stated.

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This summary Prospectus incorporates by reference the full Multiple Sponsored Retirement Options Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026, as amended or supplemented. You can find these documents online at for the Contract prospectus: https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=pros&cid=voyavpx&fid=NRVA00979 and for the SAI: https://vpx.broadridge.com/getcontract1.asp?doctype=sai&dtype=pros&cid=voyavpx&fid=NRVA00979. You can also obtain these documents at no cost by calling 1-800-584-6001or by sending an email request to ProspectusRequests@voya.com.

EDGAR Contract Identifiers:	C000002961
C000271710

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